Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Internal Revenue Service (IRS) informed CSC in a favorable determination letter dated October 12, 2017, that the Plan and related trust are designed in accordance with applicable sections of the IRC. The Plan and related trust are currently being operated in compliance with those sections. Therefore, no provision for income taxes has been included in the Plan’s financial statements.

GAAP requires management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan’s management has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan Administrator believes it is no longer subject to income tax examinations for years prior to 2022.